Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Schedule of property, plant and equipment
	Computer and equipment	Auotomobiles	Total
	US$	US$	US$
Cost
As of April 1, 2020	198,309	150,411	348,720
Additions	238	-	238
Disposals	-	(87,066)	(87,066)
Exchange realignment	90	36,594	36,684
As of March 31, 2021	198,637	99,939	298,576
Additions	34,517	253,812	288,329
Acquisition of a subsidiary	5,035	7,637	12,672
Exchange realignment	6,715	3,379	10,094
As of March 31, 2022	244,904	364,767	609,671
Accumulated depreciation
As of April 1, 2020	154,430	59,684	214,114
Depreciation for the year	23,342	53,167	76,509
Disposals	-	(69,267)	(69,267)
Exchange realignment	20,865	8,063	28,928
As of March 31, 2021	198,637	51,647	250,284
Depreciation for the year	22,336	42,641	64,977
Exchange realignment	(2,829)	(735)	(3,564)
As of March 31, 2022	218,144	93,553	311,697
Carrying amounts
As of March 31, 2022	26,760	271,214	297,974
As of March 31, 2021	-	48,292	48,292